Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2016
Schedule II-Valuation and Qualifying Accounts
Schedule II-Valuation and Qualifying Accounts

Cotiviti Holdings, Inc.

Schedule II—Valuation and Qualifying Accounts

(in thousands)

		Additions
Description	Balance at Beginning of Period	Charged to Operating Expenses	Business Combination(1)	Provision Charged Against Revenue	Deductions(2)	Balance at End of Period
Year Ended December 31, 2016
Allowance and estimated liability for refunds and appeals (3)	$101,181	$—	$—	$99,472	$(97,094)	$103,559
Allowance for doubtful accounts	1,053	(147)	—	—	(55)	851

Year Ended December 31, 2015
Allowance and estimated liability for refunds and appeals (3)	$98,157	$—	$—	$67,702	$(64,678)	$101,181
Allowance for doubtful accounts	655	804	—	—	(406)	1,053

Year Ended December 31, 2014
Allowance and estimated liability for refunds and appeals (3)	$53,075	$—	$14,382	$62,166	$(31,466)	$98,157
Allowance for doubtful accounts	34	660	—	—	(39)	655

(1)

On May 14, 2014, we acquired the stock of iHealth Technologies, Inc. resulting in the Connolly iHealth Merger. In connection with this business combination, we assumed the liabilities of iHealth Technologies, Inc.

(2)

Deductions related to the allowance and estimated liability for refunds and appeals represent credits or payments provided to our clients to settle the liability. Deductions related to the allowance for doubtful accounts represent write-offs of bad debt expense.

(3)

The balance at end of period consists of the estimated allowance for refunds and appeals netted against accounts receivable of $41,020,  $33,406 and $23,216 and the estimated liability for refunds and appeals of $62,539,  $67,775 and $74,941 as of December 31, 2016, 2015 and 2014, respectively. Refer to the Notes to our Consolidated Financial Statements.